Investments in Associates - Balance sheet disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
As presented on the consolidated balance sheet:
Investments in associates, at fair value	$ 7,553.2	$ 6,772.9
Fairfax India investments in associates, at fair value	2,654.6	2,479.4
Total	10,207.8	9,252.3
Associates and joint ventures	6,607.6	6,093.1	$ 4,749.2
Fairfax India associates	1,429.7	1,342.6
Total	$ 8,037.3	$ 7,435.7		$ 6,098.1